PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 517,946,921		$ 488,504,183
Depreciation of property, plant and equipment	20,956,076	40,275,455
Long-lived asset impairment		158,424,827
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	232,739,777		235,690,310
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	356,677,850		355,429,034
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	17,198,867		21,329,752
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	260,279		262,562
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(164,088,834)		(145,031,714)
Total	442,787,939		467,679,944
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 75,158,982		$ 20,824,239